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Vanguard/(R)/ World Funds





Supplement to the Statement of Additional Information dated December 10, 2007




In the Description of the Trust section, under the heading "Organization," in the Share Classes table, please note that Vanguard U.S. Growth Fund and Vanguard International Growth Fund do not offer Signal(TM) Shares.






















(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      SAI023 122007


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